2. Investment Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 5,900
Other than temporary write downs	0	0	144
Remaining value of impaired investments			264
Proceeds from sales of investment securities available for sale	17,463	47,076	110,978
Gains on sales of available-to-sale securities	738	1,300	4,400
Loss on sales of available-to-sale securities	124	103	9
Securities pledged to secure public deposits	$ 86,000	$ 73,900